Loans from the Argentine Central Bank and Other Financial Institutions - Schedule of Credit Lines with Local and International Financial Institutions and Entities (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Notional Amount	$ 37,438,244	$ 46,186,834
Argentina, Pesos | Local Institutions | BICE
Disclosure of detailed information about borrowings [line items]
Term	1,423 days	2080 days
Rate	2430.00%	3950.00%
Notional Amount	$ 1,085,928	$ 928,875
Argentina, Pesos | Local Institutions | Agreements With Banks
Disclosure of detailed information about borrowings [line items]
Term	426 days	364 days
Rate	7070.00%	4160.00%
Notional Amount	$ 27,019,941	$ 28,753,410
Argentina, Pesos | Local Institutions | Call Taken
Disclosure of detailed information about borrowings [line items]
Term	3 days
Rate	2180.00%
Notional Amount	$ 715,223
Argentina, Pesos | Local Institutions | Call Taken | Top of range
Disclosure of detailed information about borrowings [line items]
Term		4 days
Rate		2950.00%
Notional Amount		$ 194,793
Argentina, Pesos | Local Institutions | Call Taken | Bottom of range
Disclosure of detailed information about borrowings [line items]
Term		7 days
Rate		3000.00%
Notional Amount		$ 973,966
Argentina, Pesos | Local Institutions | Argentine Central Bank
Disclosure of detailed information about borrowings [line items]
Term	3 days	4 days
Rate	0.00%	0.00%
Notional Amount	$ 98,832	$ 82,448
US Dollar | Local Institutions | BICE
Disclosure of detailed information about borrowings [line items]
Term	1,729 days	1449 days
Rate	880.00%	420.00%
Notional Amount	$ 1,163,515	$ 2,485,586
US Dollar | Local Institutions | Call Taken
Disclosure of detailed information about borrowings [line items]
Term	62 days
Rate	880.00%
Notional Amount	$ 1,771,283
US Dollar | International Institutions | Correspondents
Disclosure of detailed information about borrowings [line items]
Term	3 days	4 days
Rate	0.00%	0.00%
Notional Amount	$ 1,933,464	$ 6,756,918
US Dollar | International Institutions | IFC
Disclosure of detailed information about borrowings [line items]
Term	2,082 days	1789 days
Rate	800.00%	300.00%
Notional Amount	$ 1,771,283	$ 5,337,333
US Dollar | International Institutions | Pre-financing
Disclosure of detailed information about borrowings [line items]
Term	182 days	180 days
Rate	810.00%	410.00%
Notional Amount	$ 1,878,775	$ 673,505